          As filed with the Securities and Exchange Commission on August 2, 2010
                                                     Registration No. 333-143074
                                                                        811-4113


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 144


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485



[ ]  on ________, 2010, pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  On ,________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       Supplement dated August 2, 2010 to PROSPECTUSES dated June 1, 2010

                         New Variable Investment Option

This Supplement applies to JOHN HANCOCK ANNUITYNOTE(R) PORTFOLIOS A SHARE VARIABLE ANNUITY and JOHN HANCOCK ANNUITYNOTE(R) PORTFOLIOS ADV VARIABLE ANNUITY Contracts and JOHN HANCOCK ANNUITYNOTE(R) PORTFOLIOS C SHARE VARIABLE ANNUITY Contracts, issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts"). It supplements Contract prospectuses dated June 1, 2010.

The Supplement announces the availability of Ultra Short Term Bond Trust as the underlying Portfolio for a new Variable Investment Option to the Contracts, effective August 2, 2010.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

We revise the information in the list of Variable Investment Options on the first page of the Annuity Prospectus to include Ultra Short Term Bond Trust as follows:

                  MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
                        -    Ultra Short Term Bond Trust

JOHN HANCOCK ANNUITYNOTE(R) PORTFOLIOS A SHARE AND ADV VARIABLE ANNUITY CONTRACTS ONLY:

We revise disclosure in the Annuity Prospectus section entitled "III. Fee Tables
- Portfolio Expense Table" to include information on Ultra Short Term Bond Trust as follows:

                                 ACQUIRED     TOTAL
                                PORTFOLIO     ANNUAL     CONTRACTUAL
MANAGEMENT   12B-1     OTHER     FEES AND   OPERATING      EXPENSE      NET OPERATING
   FEE        FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT      EXPENSES
----------   -----   --------   ---------   ---------   -------------   -------------
JOHN HANCOCK TRUST ULTRA SHORT TERM BOND (SERIES II) (3)
   0.55%     0.25%     0.08%      0.00%       0.88%         0.00%           0.88%
JOHN HANCOCK TRUST ULTRA SHORT TERM BOND (SERIES NAV) (3)
   0.55%     0.00%     0.08%      0.00%       0.63%         0.00%           0.63%

NOTES TO PORTFOLIO EXPENSE TABLE

(3) For Portfolios and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

JOHN HANCOCK ANNUITYNOTE(R) PORTFOLIOS C SHARE VARIABLE ANNUITY CONTRACTS ONLY:

We revise disclosure in the Annuity Prospectus section entitled "III. Fee Tables
- Portfolio Expense Table" to include information on Ultra Short Term Bond Trust as follows:

                                 ACQUIRED     TOTAL
                                PORTFOLIO    ANNUAL      CONTRACTUAL       NET
MANAGEMENT   12B-1     OTHER     FEES AND   OPERATING      EXPENSE      OPERATING
   FEE        FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------   -----   --------   ---------   ---------   -------------   ---------
JOHN HANCOCK TRUST ULTRA SHORT TERM BOND (SERIES II) *
  0.55%      0.25%     0.08%      0.00%       0.88%         0.00%         0.88%

NOTES TO PORTFOLIO EXPENSE TABLE

* For Portfolios and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

ALL CONTRACTS:

We revise disclosure in the subsection entitled "Portfolio Objectives and Strategies" in "IV. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on Ultra Short Term Bond Trust as follows:

                               JOHN HANCOCK TRUST

We show the Portfolios' manager (i.e., JHIMS LLC or a subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

                           ULTRA SHORT TERM BOND TRUST

Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital. To do this, the Portfolio normally invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade debt securities.

Note: The Ultra Short Term Bond Portfolio is not a money market fund. Although the Portfolio seeks to preserve the principal value of your investment, the Portfolio's value fluctuates, and it is possible to lose money by investing in this Investment Option.

You should retain this Supplement for future reference.

                         SUPPLEMENT DATED AUGUST 2, 2010

08/10:   333-143073   333-143074
         333-143075   333-143076
         333-164953   333-164954

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       Supplement dated August 1, 2010 to PROSPECTUSES dated June 1, 2010

This Supplement applies to prospectuses for JOHN HANCOCK ANNUITYNOTE(R) PORTFOLIOS A SHARE VARIABLE ANNUITY, JOHN HANCOCK ANNUITYNOTE(R) PORTFOLIOS ADV VARIABLE ANNUITY and JOHN HANCOCK ANNUITYNOTE(R) PORTFOLIOS C SHARE VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts"). It supplements Contract prospectuses dated June 1, 2010.

Effective August 1, 2010, QS Investors, LLC ("QS Investors") succeeded Deutsche Investment Management Americas Inc. as a subadviser to each of the Lifestyle Portfolios of the John Hancock Trust. With respect to each of the Lifestyle Portfolios (i.e., Lifestyle Balanced Trust, Lifestyle Conservative Trust, Lifestyle Growth Trust and Lifestyle Moderate Trust), QS Investors will provide manager optimization services and MFC Global Investment Management (U.S.A.) Limited will continue to provide asset management services to these funds as principal subadviser.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

You should retain this Supplement for future reference.

                         SUPPLEMENT DATED AUGUST 1, 2010

08/10:   333-143073   333-143075   333-164953
         333-143074   333-143076   333-164954

                                    VERSION A
                (AnnuityNote (R) Portfolios ADV Variable Annuity)
                          (currently issued contracts)


(Incorporated by reference to this Registration Statement, File No. 333-143074, filed on May 28, 2010)

                                    VERSION B
                 (AnnuityNote (R) Series 1 NAV Variable Annuity)
                          (currently issued contracts)

(Incorporated by reference to this Registration Statement, File No. 333-143074, filed on May 3, 2010.)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

(Incorporated by reference to this Registration Statement, File No. 333-143074, filed on May 3, 2010.)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

  DATE OF CHANGE                              OLD NAME                                                NEW NAME
------------------   ----------------------------------------------------------   -----------------------------------------------
October 1, 1997      NASL Variable Account                                        The Manufacturers Life Insurance Company
                                                                                  of North America Separate Account A
October 1, 1997      North American Security Life Insurance Company               The Manufacturers Life Insurance Company
                                                                                  of North America
November 1, 1997     NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance Company (U.S.A.) Separate   John Hancock Life Insurance Company (U.S.A.)
                     Account A                                                    Separate Account A
January 1, 2005      The Manufacturers Life Insurance Company (U.S.A.)            John Hancock Life Insurance Company (U.S.A.)
January 1, 2005      Manulife Financial Securities LLC                            John Hancock Distributors LLC
January 1, 2005      Manufacturers Securities Services LLC                        John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, incorporated by reference to Exhibit 24(a)(1) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-143074, filed on May 3, 2010.

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.), incorporated by reference to Exhibit 24(a)(2) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-143074, filed on May 3, 2010.

     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H, incorporated by reference to Exhibit (1)(i) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-70728, filed on January 2, 2002.

          (2) Agreements for custody of securities and similar investments - NOT APPLICABLE.

          (3) (i) Underwriting Agreement dated August 10, 1995-- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 033-76162, filed February 25, 1998.

               (ii) Distribution and Servicing Agreement dated February 17,
                    2009, incorporated by reference to Exhibit 24(b)(3)(ii) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143074, filed on April 1, 2009.

               (iii) General Agent and Broker-Dealer Selling Agreement,
                    incorporated by reference to Exhibit 24(b)(3)(iii) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143074, filed on April 1, 2009.

          (4) (a) Specimen Modified Single Purchase Payment Deferred Variable Annuity Contract, Non-Participating, incorporated by reference to Exhibit 24(b)(4)(a) to Post-Effective Amendment No. 4 to this Registration Statement, File No. 333-143074, filed on April 30, 2009.

               (b) Specimen SIMPLE Individual Retirement Annuity Endorsement (ENDSIMPLE-MSP.09), incorporated by reference to Exhibit 24(b)(4)(b) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-159267, filed on June 5, 2009.

               (c) Specimen Individual Retirement Annuity Endorsement (ENDIRA-MSP.09), incorporated by reference to Exhibit 24(b)(4)(c) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-159267, filed on June 5, 2009.

               (d) Specimen ROTH Individual Retirement Annuity Endorsement (ENDROTH-MSP.09), incorporated by reference to Exhibit 24(b)(4)(d) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-159267, filed on June 5, 2009.

               (e) Form of Specimen Contract for Modified Single Purchase Payment Deferred Variable Annuity Contract, IVA-MSP.A.10, incorporated by reference to Exhibit 24(b)(4)(a) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.

               (f) Form of Specimen Contract for Modified Single Purchase Payment Deferred Variable Annuity Contract, IVA-MSP.C-N.10, incorporated by reference to Exhibit 24(b)(4)(b) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.

               (g) Form of Specifications Page, SP.MSP.A.10, incorporated by reference to Exhibit 24(b)(4)(c) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.

               (h) Form of Specifications Page, SP.MSP.C.10, incorporated by reference to Exhibit 24(b)(4)(d) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.

               (i) Form of Specifications Page, SP.MSP.N.10, incorporated by reference to Exhibit 24(b)(4)(e) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.

          (5)  (a)(i)   Specimen Application for Modified Single Purchase
                        Payment Deferred Variable Annuity Contract, National, incorporated by reference to Exhibit 24(b)(5)(a)(i) to Post-Effective Amendment No. 4 to this Registration
                        Statement, File No. 333-143074, filed on April 30, 2009.

               (a)(ii) Specimen Application for Modified Single Purchase Payment Deferred Variable Annuity Contract, NC, incorporated by reference to Exhibit 24(b)(5)(a)(ii) to Post-Effective Amendment No. 4 to this Registration Statement, File No. 333-143074, filed on April 30, 2009.

               (a)(iii) Form of Specimen Application, APPMSP.10, incorporated by reference to Exhibit 24(b)(5)(a) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment to Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

               (iv) Amended and Restated By-Laws of John Hancock Life Insurance
                    Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit (b)(6)(iv) to Registration Statement, File No. 333-70728, filed on August 2, 2010.





          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - NOT APPLICABLE.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a)(i) CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143074, filed on April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 6, 2009.]

                  (ii) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143074, filed on April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 6, 2009.]

               (b)(i) Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to
                        Exhibit 24(b)(8)(b)(i) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143074, filed on April 1, 2009.

               (c)(i) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-126668, filed on October 12, 2005.

                  (ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement, File No. 333-85284, filed on April 30, 2007.

                  (iii) Shareholder Information Agreement between John Hancock
                        Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement, File No. 333-85284, filed on April 30, 2007.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 24(b)(9) to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 333-143074, filed on August 13, 2007.

          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm, incorporated by reference to Exhibit 24(b)(10) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-143074, filed on May 3, 2010.

          (11) All financial statements omitted from Item 23, Financial Statements--NOT APPLICABLE.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- NOT APPLICABLE.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.


          (15)(i) Powers of Attorney for James R. Boyle, Thomas Borshoff, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John G. Vrysen, incorporated by reference to Exhibit 24(b)(15) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-143074, filed on May 3, 2010.



          (15)(ii) Power of Attorney (Steven Finch). [FILED HEREWITH]


Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE AS OF JUNE 15, 2010


     NAME AND PRINCIPAL
      BUSINESS ADDRESS                                      POSITION WITH DEPOSITOR
     ------------------       -----------------------------------------------------------------------------------
James R. Boyle***             Chairman and President
Jonathan Chiel*               Executive Vice President and General Counsel
Thomas Borshoff*              Director
Steven Finch***               Director and Executive Vice President
Ruth Ann Fleming*             Director
James D. Gallagher*           Director and Executive Vice President
Scott S. Hartz***             Director, Executive Vice President, and Chief Investment Officer - U.S. Investments
Bradford J. Race Jr.*         Director
Rex  Schlaybaugh, Jr.*        Director
John G. Vrysen*               Director and Senior Vice President
Marc Costantini*              Executive Vice President
Peter Levitt**                Executive Vice President and Treasurer
Katherine  MacMillan**        Executive Vice President
Stephen R. McArthur**         Executive Vice President
Hugh McHaffie*                Executive Vice President
Bob Diefenbacher+             Senior Vice President
Peter Gordon***               Senior Vice President
Allan Hackney*                Senior Vice President and Chief Information Officer
Naveed Irshad**               Senior Vice President
Gregory Mack*                 Senior Vice President
Ronald J. McHugh*             Senior Vice President
Lynne Patterson*              Senior Vice President and Chief Financial Officer
Craig R. Raymond*             Senior Vice President, Chief Actuary, and Chief Risk Officer
Diana L. Scott*               Senior Vice President
Alan R. Seghezzi***           Senior Vice President
Bruce R. Speca*               Senior Vice President
Tony Teta***                  Senior Vice President
Brooks Tingle***              Senior Vice President
Emanuel Alves*                Vice President, Counsel, and Corporate Secretary
John C. S. Anderson***        Vice President
Roy V. Anderson*              Vice President
Arnold Bergman*               Vice President
Stephen J. Blewitt***         Vice President
Robert Boyda*                 Vice President
John E. Brabazon***           Vice President

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE AS OF JUNE 15, 2010


     NAME AND PRINCIPAL
      BUSINESS ADDRESS                                      POSITION WITH DEPOSITOR
     ------------------       -----------------------------------------------------------------------------------
George H. Braun***            Vice President
Thomas Bruns*                 Vice President
Tyler Carr*                   Vice President
Robert T. Cassato*            Vice President
Kevin J. Cloherty*            Vice President
Brian Collins+                Vice President
Art Creel*                    Vice President
George Cushnie**              Vice President
John J. Danello*              Vice President
Willma Davis***               Vice President
Anthony J. Della Piana***     Vice President
Brent Dennis***               Vice President
Robert Donahue++              Vice President
John Egbert*                  Vice President
David Eisan++                 Vice President
Edward Eng**                  Vice President
Carol Nicholson Fulp*         Vice President
Paul Gallagher+++             Vice President
Wayne A. Gates++              Vice President
Ann Gencarella***             Vice President
Richard Harris**              Vice President and Appointed Actuary
John Hatch*                   Vice President
Kevin Hill***                 Vice President
E. Kendall Hines***           Vice President
Eugene Xavier Hodge, Jr.***   Vice President
James C. Hoodlet***           Vice President
Roy Kapoor**                  Vice President
Mitchell Karman***            Vice President, Chief Compliance Officer, and Counsel
Frank Knox*                   Vice President, Chief Compliance Officer - Retail Funds/Separate Accounts
Jonathan Kutrubes*            Vice President
Cynthia Lacasse***            Vice President
Denise Lang**                 Vice President
Robert Leach*                 Vice President
David Longfritz*              Vice President
Nathaniel I. Margolis***      Vice President
John Maynard+                 Vice President
Steven McCormick**            Vice President
Janis K. McDonough***         Vice President
Scott A. McFetridge***        Vice President
William McPadden***           Vice President
Maureen Milet***              Vice President and Chief Compliance Officer - Investments
Peter J. Mongeau+             Vice President
Steven Moore**                Vice President
Curtis Morrison***            Vice President
Colm D. Mullarkey***          Vice President
Tom Mullen*                   Vice President
Scott Navin***                Vice President
Nina Nicolosi*                Vice President
Frank O'Neill*                Vice President
Jacques Ouimet+               Vice President
Gary M. Pelletier***          Vice President
Steven Pinover*               Vice President
Krishna Ramdial**             Vice President, Treasury
S. Mark Ray***                Vice President
Jill Rebman**                 Vice President

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE AS OF JUNE 15, 2010


     NAME AND PRINCIPAL
      BUSINESS ADDRESS                                      POSITION WITH DEPOSITOR
     ------------------       -----------------------------------------------------------------------------------
Mark Rizza*                   Vice President
Ian R. Roke*                  Vice President
Andrew Ross**                 Vice President
Thomas Samoluk*               Vice President
Jonnie Smith****              Vice President
Yiji S. Starr*                Vice President
Gaurav Upadhya**              Vice President
Simonetta Vendittelli++       Vice President
Peter de Vries**              Vice President
Karen Walsh*                  Vice President
Linda A. Watters*             Vice President
Joseph P. Welch+              Vice President
Jeffery Whitehead*            Vice President and Controller
Henry Wong***                 Vice President
Randy Zipse***                Vice President



*    Principal business office is 601 Congress Street, Boston, MA 02210



**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5



***  Principal business office is 197 Clarendon Street, Boston, MA 02117



**** Principal business office is 164 Corporate Drive Portsmouth, NH 03801



+    Principal business office is 200 Berkeley Street, Boston, MA 02116



++   Principal business office is 380 Stuart Street, Boston, MA 02116



+++  Principal business office is 200 Clarendon Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2009 appears below:

                            MANULIFE FINANCIAL CORPORATION
              PRINCIPAL SUBSIDIARIES -POST-MERGER DECEMBER 31, 2009

FOR EXTERNAL USE


                                                       __________________
                                                      |                  |
                                                      |Manulife Financial|
                                                      |    Corporation   |
                                                      |     (Canada)     |
                                                      |__________________|
                                                               |
                                                               |........................................................
                                                               |                                                       .
                                                       ________|_________                                         _____._______
                                                      |                  |                                       |             |
                                                      | The Manufacturers|                                       |John Hancock |
                                                      |  Life Insurance  |                                       | Reassurance |
                                                      |      Company     |                                       |Company, Ltd.|
                                                      |     (Canada)     |                                       | (Bermuda)   |
                                                      |__________________|                                       |_____________|
                                                               |
                                                               |
                                                               |-----------------------------------------------------------------
                                                               |                                                                 |
 ______________________________________________________________|______________________                                           |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|    ___________   |   ____________   |     ______________   .  |   _______________   |   ____________                           |
|   |           |  |  |            |  |    |              |  .  |  |               |  |  |            |                          |
|   |    NAL    |  |  | MFC Global |  |    |   Manulife   |  .  |  |    Manulife   |  |__|    MLI     |                          |
|   | Resources |  |  | Investment |  |    |   Insurance  |  .  |  |    Holdings   |     | Resources  |                          |
|---|Management |  |--| Management |  |    |  (Thailand)  |  .  |__|    (Bermuda)  |     |    Inc.    |                          |
|   |  Limited  |  |  |  (U.S.A.)  |  |    |    Public    |...     |     Limited   |     | (Alberta)  |                          |
|   | (Canada)  |  |  |   Limited  |  |    |    Company   |98.25%__|    (Bermuda)  |     |____________|                          |
|   |___________|  |  |  (Canada)  |  |    |    Limited   |     |  |_______________|           .                                 |
|                  |  |____________|  |    |  (Thailand)  |     |                              .                                 |
|                  |                  |    |______________|     |                              ......................            |
|                                                 |             |                              .                    .            |
|                  |                  |           |99.9999%     |                              .                    . 45.76%     |
|    __________    |   ____________   |     ______|_______      |   _______________       _____.______          ____.________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |        |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     |  Manulife  |        |   Manulife  |   |
|   |  Bank of |   |  |    Fund    |  |    |     Asset    |     |--|  P&C Limited  |     |    Life    |    ----|   Holdings  |   |
|---|  Canada  |   |--| Management |  |    |  Management  |     |  |  (Barbados)   |     |  Insurance |   |    |    Berhad*  |   |
|   | (Canada) |   |  |  (Europe)  |  |    |  (Thailand)  |     |  |_______________|     |   Company  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |    Company   |     |                        |   (Japan)  |   |    |_____________|   |
|                  |  |  (England) |  |    |    Limited   |     |                        |____________|   |                      |
|                  |  |____________|  |    |  (Thailand)  |     |                              |          |                      |
|                  |        |         |    |______________|     |                              |          |                      |
|                           |         |                         |                              |          |                      |
|    __________    |   _____|______   |     ______________      |   _______________       _____|______    |     _____________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |   |    |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     | MFC Global |   |    |   Manulife  |   |
|   |  Canada  |   |  | Investment |  |----|   (Vietnam)  |     |--|      Life     |     | Investment |   |----|   Insurance |   |
|---|   Ltd.   |   |--| Management |  |    |    Limited   |     |  |  Reinsurance  |     | Management |   |    |    Berhad   |   |
|   | (Canada) |   |  |  (Europe)  |  |    |   (Vietnam)  |     |  |    Limited    |     |   (Japan)  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |______________|     |  |   (Barbados)  |     |   Limited  |   |    |_____________|   |
|                  |  |  (England) |  |           |             |  |_______________|     |   (Japan)  |   |                      |
|                  |  |___________ |  |           |             |                        |____________|   |     ______________   |
|                  |                  |           |             |                                         |    |              |  |
|                  |                  |           |             |                                         |    |Manulife Asset|  |
|    ___________   |   ____________   |     ______|_______      |   _______________                       |    |  Management  |  |
|   |           |  |  |            |  |    |              |     |  |               |                       ----|  (Malaysia)  |  |
|   |   First   |  |  |  Berkshire |  |    |   Manulife   |     |  |   Manulife    |                           |    Sdn Bhd   |  |
|   |   North   |  |  |  Insurance |  |    |    Vietnam   |     |  | International |                           |  (Malaysia)  |  |
|---| American  |  |--|  Services  |  |    |     Fund     |      --|   Holdings    |                           |______________|  |
|   | Insurance |  |  |    Inc.    |  |    |  Management  |        |    Limited    |                                             |
|   |  Company  |  |  |  (Ontario) |  |    |    Company   |        |   (Bermuda)   |                                             |
|   | (Canada)  |  |  |____________|  |    |    Limited   |        |_______________|                                             |
|   |___________|  |        |         |    |   (Vietnam)  |               |                                                      |
|                  |        |         |    |______________|               |--------------------                                  |
|                  |        |         |                                   |                    |                                 |
|    ___________   |   _____|______   |     _____________           ______|________       _____|______                           |
|   |           |  |  |            |  |    |              |        |               |     |            |                          |
|   |    FNA    |  |  |     JH     |  |    |   Manulife   |        |   Manulife    |     |  Manulife  |                          |
|---| Financial |  |  | Investments|  |----|  (Singapore) |        |(International)|     |    Asset   |                          |
|   |   Inc.    |  |  | (Delaware) |  |    |   Pte. Ltd.  |        |    Limited    |     | Management |                          |
|   | (Canada)  |  |  |     LLC    |  |    |  (Singapore) |        |   (Bermuda)   |     |   (Asia)   |                          |
|   |___________|  |  | (Delaware) |  |    |______________|        |_______________|     |   Limited  |                          |
|         |        |  |____________|  |                                   |              | (Barbados) |                          |
|         |        |                  |                                   | 51%          |____________|                          |
|         |        |                  |                                   |                    |                                 |
|    _____|_____   |   ____________   |     ______________          ______|________       _____|______                           |
|   |           |  |  |            |  |    |              |        |               |     |            |                          |
|   | Elliott & |  |  |  Manulife  |  |    |   Manulife   |        |   Manulife-   |     |  Manulife  |                          |
|   |   Page    |  |  | Securities |  |    |     Asset    |        |   Sinochem    |     |    Asset   |                          |
|   |  Limited  |  |--| Investment |  |    |  Management  |        |     Life      |     | Management |                          |
|   | (Ontario) |  |  |  Services  |  |----|  (Singapore) |        | Insurance Co. |     | (Hong Kong)|                          |
|   |___________|  |  |    Inc.    |  |    |     Pte.     |        | Ltd. (China)  |     |   Limited  |                          |
|                  |  |  (Canada)  |  |    |     Ltd.     |        |_______________|     | (Hong Kong)|                          |
|                  |  |____________|  |    |  (Singapore) |                              |____________|                          |
|                  |                  |    |______________|                                    |                                 |
|                  |                  |                                                        |                                 |
|    ___________   |   ____________   |     ______________                                _____|_______                          |
|   |           |  |  |            |  |    |              |                              |             |                         |
|   |    EIS    |  |  |  Manulife  |  |    |      The     |                              |  Manulife   |                         |
|   | Services  |  |  | Securities |  |    | Manufacturers|                              |    Asset    |                         |
 ---| (Bermuda) |   --|Incorporated|  |----|     Life     |                              | Management  |                         |
    |  Limited  |     |  (Ontario) |  |    | Insurance Co.|                              |(Taiwan) Co.,|                         |
    | (Bermuda) |     |____________|  |    |   (Phils.),  |                              |    Ltd.     |                         |
    |___________|                     |    |     Inc.     |                              |  (Taiwan)   |                         |
                                      |    | (Philippines)|                              |_____________|                         |
                                      |    |______________|                                                                      |
                                      |                                                                                          |
                                      |     _______________                                                                      |
                                      |    |               |                                                                     |
                                      |    |  PT Asuransi  |                                                                     |
                                      |    | Jiwa Manulife |                                                                     |
                                       ----|  Indonesia (1)|                                                                     |
                                        95%|  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                   .                                                                             |
                                                   .                                                                             |
                                            _______._______                                                                      |
                                           |               |                                                                     |
                                           |  PT Manulife  |                                                                     |
                                           |     Aset      |                                                                     |
                                           |   Manajemen   |                                                                     |
                                           |   Indonesia   |                                                                     |
                                           |  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                        -----------------------------------------------------------------------------------------
                                       |
                                       |
                                _______|_____
                               |              |
                               |   Manulife   |
                               |   Holdings   |
                               |   (Alberta)  |
                               |    Limited   |
                               |   (Alberta)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               | John Hancock |
                               |   Holdings   |
                               |  (Delaware)  |
                               |      LLC     |
                               |  (Delaware)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               |      The     |
                               | Manufacturers|
                               |  Investment  |
                               |  Corporation |
                               |  (Michigan)  |
                               |______________|
                                      |
                                      |----------------------------------------------------------------------------
                                ______|_______                                           ____|______        _______|_________
                               |              |                                         |           |      |                 |
                               | John Hancock |                                         |  Manulife |      |  John Hancock   |
                               |     Life     |                                         |Reinsurance|      | International,  |
                          -----|   Insurance  |-----------------------                  |  Limited  |      |      Inc.       |
                         |     |    Company   |                       |                 | (Bermuda) |      | (Massachusetts) |
                         |     |   (U.S.A.)   |                       |                 |___________|      |_________________|
                         |     |  (Michigan)  |                       |                                            |
                         |     |______________|                       |                                            | 50%
                         |                                            |                                     _______|_________
                         |                                            |                                    |                 |
                         |      _______________               ________|_______                             |  John Hancock   |
                         |     |               |             |                |                            |   Tianan Life   |
                         |     | John Hancock  |             |  John Hancock  |                            |Insurance Company|
                         |     | Life & Health |       ------|Subsidiaries LLC|                            |     (China)     |
                         |-----|   Insurance   |      |      |   (Delaware)   |                            |_________________|
                         |     |    Company    |      |      |________________|
                         |     |(Massachusetts)|      |
                         |     |_______________|      |
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |  John Hancock  |
                         |-----| Distributors |       |      |    Financial   |
                         |     |      LLC     |       |------|  Network, Inc. |
                         |     |  (Delaware)  |       |      | (Massachusetts)|
                         |     |______________|       |      |________________|
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      | Hancock Natural|
                         |     |     Life     |       |------| Resource Group,|
                         |-----|   Insurance  |       |      | Inc. (Delaware)|
                         |     |    Company   |       |      |________________|
                         |     |  of New York |       |
                         |     |  (New York)  |       |
                         |     |______________|       |
                         |            |               |
                         |            | 38%           |
                         |      ______|_______        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |   Declaration  |
                          -----|  Investment  |       |------|  Management &  |
                           57% |  Management  |       |      |  Research LLC  |
                               | Services, LLC|       |      |   (Delaware)   |
                               |  (Delaware)  |       |      |________________|
                               |______________|       |
                                     /.\ 5%           |
                                      .               |       ________________
                                      .               |      |                |
                                      .               |      |  The Berkeley  |
                                      .                ------|    Financial   |
                                      .                      |    Group LLC   |
                                      .......................|   (Delaware)   |
                                                             |________________|
                                                                     .
                                                                     .
                                                              _______.________
                                                             |                |
                                                             |  John Hancock  |
                                                             |    Funds LLC   |
                                                             |   (Delaware)   |
                                                             |________________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 23, 2010

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of JUNE 30, 2010, there were 14 qualified and 14 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

                                                                       CAPACITY IN WHICH
                    NAME OF INVESTMENT COMPANY                               ACTING
                    --------------------------                       ---------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X      Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T      Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, and Karen Walsh*) who have authority to act on behalf of JHD LLC.

          *    Principal business office is 601 Congress Street, Boston, MA
               02210

          ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

          ***  Principal business office is 197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

          (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this second day of August, 2010.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ James R. Boyle
    --------------------------
    James R. Boyle
    Chairman and President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ James R. Boyle
    --------------------------
    James R. Boyle
    Chairman and President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor as of this second day of August, 2010.

              Signature                                     Title
              ---------                                     -----


/s/ James R. Boyle                     Chairman and President
------------------------------------   (Principal Executive Officer)
James R. Boyle


/s/ Lynne Patterson                    Senior Vice President & Chief Financial Officer
------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead               Vice President & Controller
------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


                  *                    Director
------------------------------------
Thomas Borshoff


                  *                    Director
------------------------------------
Ruth Ann Fleming


                  *                    Director
------------------------------------
Steven Finch


                  *                    Director
------------------------------------
James D. Gallagher


                  *                    Director
------------------------------------
Scott S. Hartz


                                       Director
------------------------------------
Bradford J. Race, Jr.


                  *                    Director
------------------------------------
Rex Schlaybaugh, Jr.


                  *                    Director
------------------------------------
John Vrysen


* /s/ Thomas J. Loftus                 Senior Counsel - Annuities
------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

   ITEM NO.                 DESCRIPTION
-------------   ----------------------------------
24(b)(15)(ii)   Power of Attorney for Steven Finch